Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 138,264	$ 222,092	$ 219,174
Resident security deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	88,871	86,239	80,311
Collections
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	12,281	42,767	47,256
Property taxes
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	32,449	52,256	44,697
Insurance premium and deductible
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	4,432	4,298
Standing and capital expenditure reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,754	24,409	21,382
Special reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	34	7,495
Eligibility reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	398	9,274	13,735
Letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2,511	$ 2,681	$ 0